Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Revenue Recognition – Contract Balances
d.	Revenue Recognition – Contract Balances

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $1,788 and $1,986 as of June 30, 2025 and December 31, 2024, respectively and are presented under deferred revenues. During the six-month period ended June 30, 2024, the Company recognized revenues in the amount of $202 which have been included in the contract liabilities at December 31, 2024.

Remaining performance obligations
e.	Remaining performance obligations

Remaining performance obligations represent the amount of contracted future revenue that has not yet been recognized, including both deferred revenue and contracted amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $1,788, that the Company expects to recognize as revenue but that was not yet recognized on the balance sheet. The Company expects to recognize 22% of its remaining performance obligations as revenue over the next 12 months and the remainder over the following 3.5 years.

Recently Issued Accounting Pronouncements not yet adopted
f.	Recently Issued Accounting Pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The guidance will be effective for the Company for annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact on its financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03 “Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures” (“ASU 2024-03”), which requires more detailed information about specified categories of expenses presented on the face of the income statement, in addition to disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, with early adoption permitted. The amendment may be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating ASU 2024-03 to determine the impact it may have on its consolidated financial statements and related disclosures.